Long Term Investment (Tables)	12 Months Ended
May 31, 2013
Schedule of Long Term Investments

Long term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Cost method investments:
Talent Boom Group Ltd (“Talent Boom”) (a)	2	2
Dajie.com Ltd (“Dajie.com”) (b)	2,000	2,000
Equity method investment:
Beijing MaxEn International Education
Consulting Co., Ltd (“MaxEn”) (d)	—	5,265
Available-for-sale securities investment:
Alo7.com Ltd (“Alo7.com”) (c)	—	1,000

	2,002	8,267

(a)	In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

(b)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.
(c)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for $1,000, which entitled the Group to automatic convert the note into identical equity securities issued at subsequent financing on or before July 1, 2012. If conversion term not triggered, Alo7 would repay the amount on December 31, 2013. On July 1, 2012, the Group converted the $1,000 promissory note into convertible redeemable preferred shares issued by Alo7.com, for 3% equity ownership interest in Alo7.com. This investment is reclassified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. The Company measured the fair value of Alo7.com based on the financing activity completed in May 2013 and believed that the fair value as of May 31, 2013 remains almost the same compared with original investment.

(d)	In September 2012, New Oriental China and McGraw-Hill Hong Kong Limited set up a Joint Venture of MaxEn. New Oriental China invested US$6,500 cash and US$2,780 self-developed technologies with the book value of zero for its 65% equity interest. The investment has been accounted for as an equity-method investment since the Group has the ability to exercise significant influence over the operating and financing activities of MaxEn.

MaxEn [Member]
Schedule of Long Term Investments

US$

Cash consideration for long term investment in MaxEn	6,500
Share of loss recognized during the year	(1,427)
Exchange difference	192

Long term investment in MaxEn as of May 31, 2013	5,265